Assets held for sale (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) vessel
Long Lived Assets Held-for-sale [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	$ 2,100,000
Disposal Group, Including Discontinued Operation, Intangible Assets		$ 6,900,000
Disposal Group, Including Discontinued Operation, Goodwill		5,600,000
Liabilities associated with assets held for sale (note 19)	$ 0	$ 2,980,000
Suezmax Tankers
Long Lived Assets Held-for-sale [Line Items]
Number of Vessels held for sale | vessel		2
Tanker [Member]
Long Lived Assets Held-for-sale [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents		$ 0
Disposal Group, Including Discontinued Operation, Restricted Cash, Current		0
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net		0
Disposal Group, Including Discontinued Operation, Inventory		2,017,000
Disposal Group, Including Discontinued Operation, Prepaid and Other Assets		0
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment		37,240,000
Disposal Group, Including Discontinued Operation, Intangible Assets		0
Disposal Group, Including Discontinued Operation, Goodwill		0
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent		0
Disposal Group, Including Discontinued Operation, Assets, Current		39,257,000
Liabilities associated with assets held for sale (note 19)		0
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent		0
Disposal Group, Including Discontinued Operation, Liabilities, Total		0
Disposal Group, Including Discontinued Operation, Net Assets		$ 39,257,000
Ship To Ship Transfer [Member]
Long Lived Assets Held-for-sale [Line Items]
Intangible Assets and Goodwill Held for Sale		91.00%
Tanker and Ship-to-Ship Transfer [Member]
Long Lived Assets Held-for-sale [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents		$ 1,121,000
Disposal Group, Including Discontinued Operation, Restricted Cash, Current		337,000
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net		4,129,000
Disposal Group, Including Discontinued Operation, Inventory		2,017,000
Disposal Group, Including Discontinued Operation, Prepaid and Other Assets		510,000
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment		44,802,000
Disposal Group, Including Discontinued Operation, Intangible Assets		6,880,000
Disposal Group, Including Discontinued Operation, Goodwill		5,633,000
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent		29,000
Disposal Group, Including Discontinued Operation, Assets, Current		65,458,000
Liabilities associated with assets held for sale (note 19)		2,650,000
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent		330,000
Disposal Group, Including Discontinued Operation, Liabilities, Total		2,980,000
Disposal Group, Including Discontinued Operation, Net Assets		$ 62,478,000
LNG Segment [Member]
Long Lived Assets Held-for-sale [Line Items]
Intangible Assets and Goodwill Held for Sale		100.00%
Ship to Ship Transfer Business | Ship To Ship Transfer [Member]
Long Lived Assets Held-for-sale [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents		$ 1,121,000
Disposal Group, Including Discontinued Operation, Restricted Cash, Current		337,000
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net		4,129,000
Disposal Group, Including Discontinued Operation, Inventory		0
Disposal Group, Including Discontinued Operation, Prepaid and Other Assets		510,000
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment		7,562,000
Disposal Group, Including Discontinued Operation, Intangible Assets		6,880,000
Disposal Group, Including Discontinued Operation, Goodwill		5,633,000
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent		29,000
Disposal Group, Including Discontinued Operation, Assets, Current		26,201,000
Liabilities associated with assets held for sale (note 19)		2,650,000
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent		330,000
Disposal Group, Including Discontinued Operation, Liabilities, Total		2,980,000
Disposal Group, Including Discontinued Operation, Net Assets		$ 23,221,000